Inventories - Summary of The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Carrying amounts of inventories sold	¥ 34,070	¥ 12,899	¥ 46,055	¥ 27,739	¥ 192,523
Write down of inventories	1,391	4,258	25,661	6,399	0
Cost of sales	¥ 35,461	¥ 17,157	¥ 71,716	¥ 34,138	¥ 192,523